Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Provision for federal income taxes	$ 0	$ 0
Provision for state income taxes	$ 0	$ 0